5 Accrued Expenses and Other Current Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Accrued Employee Benefits	$ 558,321	$ 713,918
Interest Payable	571,424	556,155
Accrued Income Taxes Payable	226,864	211,339
Deposit payable	406,276	397,706
Due to Employees, Current	45,445	45,548
Prepayment from customers	217,345	322,606
Accounts Payable, Other, Current	770,957	585,302
Accounts Payable and Other Accrued Liabilities, Current	443,715	766,594
Accrued expenses and other current liabilities	$ 3,240,347	$ 3,599,168